SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, DC 20549

                            FORM 12b-25

                                 Commission File Number:  0-14972

                    NOTIFICATION OF LATE FILING
     (Check One):  [    ]  Form  10-K  [     ] Form 11-K  [     ]
   Form 20-F  [ X ] Form 10-Q [    ] Form N-SAR
   For Period Ended:  June 30, 1994
   [   ]       Transition Report on Form 10-K
   [   ]       Transition Report on Form 10-Q
   [   ]       Transition Report on Form 20-F
   [   ]       Transition Report on Form N-SAR
   [   ]       Transition Report on Form 11-K

   For the Transition Period Ended:


        Read attached  instruction sheet  before preparing  form.
   Please print or type.

        Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

        If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:


                  Part I.  Registrant Information

   Full name of registrant:  IDB COMMUNICATIONS GROUP, INC.
   Address of  principal executive office: 10525  West Washington
   Boulevard
   City, State and Zip Code:  Culver City, California  90232-1922


                 Part II.  Rule 12b-25 (b) and (c)

        If   the  subject  report  could  not  be  filed  without
   unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed.
   (Check appropriate box.)

[ ] (a)The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

   [X](b) The   subject  annual   report,   semi-annual   report,
   transition report on Form 10-K, 20-F, 11-K or Form N-SAR, or portion thereof will be filled on or before the 15th calendar

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   day   following  the  prescribed  due  date;  or  the  subject
   quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

   [ ](c)The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

                        Part III.  Narrative

        State below in reasonable detail the reasons why Form 10-
   K, 11-K, 20-F, 10-Q, N-SAR or the transition report portion thereof could not be filed within the prescribed time period.
   (Attach extra sheets if needed.)

        Registrant was unable to file the subject report in a timely manner because it is dealing with the effects of issues raised in connection with its filing on Form 10-Q for the quarter ended March 31, 1994 and additional accounting policies and procedures which may affect the subject report. Registrant recently engaged Arthur Andersen & Co. to assist in this process. Registrant, with the assistance of Arthur Andersen & Co., is working diligently to finalize the financial books and records as of June 30, 1994 in preparation for filing the subject report.


                    Part IV.  Other Information

        (1)Name and telephone number of person to contact in regard to this notification:

           Rudy Wann             (213)         240-3805
           (Name)             (Area code)     (Telephone number)

        (2)Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).
                                              [X]  Yes  [   ]  No

        (3)Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                                              [X]  Yes  [   ]  No



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   If so:  attach an  explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                   IDB COMMUNICATIONS GROUP, INC.

            (Name of registrant as specified in charter)

   Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.



   Date:  August 15, 1994    By:    /s/ Rudy Wann
																																			--------------------------
                                    Rudy Wann
                                    Vice President, Finance
                                    and   Chief  Financial
                                    Officer





























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   Part IV.  Item 3.

        Registrant anticipates a loss in the second quarter of 1994 due, in part, to an accounting change relating to the accrual of revenue associated with inbound international traffic. Registrant is unable to estimate the quantitative impact of the accounting change because Registrant's results of operations for the second quarter are not yet finalized.










































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